Employees' Defined Benefit Plans, Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	6,119	5,661
Service cost	549	441
Interest cost	625	230
Actuarial (gain) loss	992	287
Acquisition and other	10,171
Foreign currency exchange rate changes	2,297	(254)
Benefits paid	(787)	(246)
Defined Benefit Plan, Benefit Obligation	19,966	6,119
Change in plan assets:
Fair value of plan assets at beginning of year	563	593
Actual return on plan assets	505	37
Employer contribution	588	50
Acquisition and other	4,994
Foreign currency exchange rate changes	886	(12)
Benefits paid	(522)	(105)
Fair value of plan assets at end of year	7,014	563
Funded status	¥ (12,952)	¥ (5,556)